Recent Accounting Pronouncements	3 Months Ended
Mar. 31, 2013
Recent Accounting Pronouncements

NOTE 2: RECENT ACCOUNTING PRONOUNCEMENTS

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-2, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” This guidance requires an entity to present, either on the face of the financial statements or as a disclosure in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income, but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, the guidance requires an entity to cross-reference to other disclosures required under GAAP that provide additional detail about those amounts. This guidance is effective for our fiscal year beginning January 1, 2013. We adopted this guidance for our fiscal year beginning January 1, 2013. The adoption did not have a material impact on our financial statements.